Related Party Payables (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Related Party Transactions [Table Text Block]
	July 31,	January 31,
	2013	2013

Advance, bearing interest at 19.50% per annum	$-	$9,603
Advance, non-interest bearing	-	4,313
		13,916
Less: current portion	-	(13,916)

	$-	$-

January 31,	2013	2012

Advance, bearing interest at 19.50% per annum	$9,603	$11,741
July 25, 2011 advance, bearing interest at 3.50% per annum	-	20,286
December 18, 2010 advance, bearing interest at 4.00% per annum	-	10,405
Advance, non-interest bearing	4,313	19,184
May 2, 2011 advance, non-interest bearing, payable upon Company holding greater than $348,180 in cash or cash equivalents	-	994
	13,916	62,610
Less: current portion	(13,916)	(62,610)

	$-	$-